Annual Total Returns - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2020
Annual Return 2021	5.36%
Annual Return 2022	(14.90%)
Annual Return 2023	9.70%